PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS - Amounts Recognized in the Consolidated Statement of Financial Position (Details) - EUR (€) € in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Present value of funded obligation	€ 741	€ 772
Fair value of plan assets	(504)	(458)
Deficit of funded plans	237	314
Present value of unfunded obligation	344	350
Net liability arising from defined benefit obligation	581	664
Pension Benefits
Disclosure of net defined benefit liability (asset) [line items]
Present value of funded obligation	741	772
Fair value of plan assets	(504)	(458)
Deficit of funded plans	237	314
Present value of unfunded obligation	131	134
Net liability arising from defined benefit obligation	368	448
Other Benefits
Disclosure of net defined benefit liability (asset) [line items]
Present value of funded obligation	0	0
Fair value of plan assets	0	0
Deficit of funded plans	0	0
Present value of unfunded obligation	213	216
Net liability arising from defined benefit obligation	€ 213	€ 216